Leases - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) lease	Dec. 31, 2023 GBP (£) lease
Leases [Line Items]
Lease, extension period	91 years
Number of leases with variable lease payment terms | lease	38	49
Number of leases | lease	103	94
Expense relating to variable lease payments not included in measurement of lease liabilities	£ 3,855	£ 229
Cash flow reduced for early termination option expected to be exercised	9	429
Increase in gross lease liabilities	3,638
Cash flow increased for early extension option expected to be exercised	1,859	0
Barclays Bank PLC
Leases [Line Items]
Cash flow reduced for early termination option expected to be exercised	9	9
Cash flow increased for early extension option expected to be exercised	£ 14	£ 0